Reverse Recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands					3 Months Ended
	Feb. 28, 2023 USD ($)	Feb. 10, 2023 USD ($) $ / shares shares	Jan. 04, 2023 shares	Nov. 14, 2022 shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Business Acquisition [Line Items]
Common stock, shares issued (in shares)					50,693,308		6,231,947	12,751,023
Common stock, shares outstanding (in shares)					50,693,308		6,231,947	9,184,092
Repayment of loans using proceeds from Venture Linked Notes | $					$ 25,557	$ 0
Recapitalization costs | $	$ 19,700	$ 27,500
Value of shares purchased | $		$ 111,000
Recapitalization exchange ratio		0.4887
Public Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding (in shares)		6,500,000
Legacy Movella Warrants [Member]
Business Acquisition [Line Items]
Stock converted from notes, reverse recapitalization (in shares)		1,333,712
Warrants exercised (in shares)		546,056
Warrants outstanding (in shares)		596,435
Warrants outstanding, exercised (in shares)		596,435
New Movella Options [Member]
Business Acquisition [Line Items]
Options converted, reverse recapitalization (in shares)		5,687,048
Legacy Movella Options [Member]
Business Acquisition [Line Items]
Options, granted and outstanding (in shares)		11,637,195
Pre Close Notes [Member]
Business Acquisition [Line Items]
Repayment of loans using proceeds from Venture Linked Notes | $		$ 25,600
Venture Linked Notes [Member]
Business Acquisition [Line Items]
Repayment of loans using proceeds from Venture Linked Notes | $		25,600
Value of shares purchased | $		75,000
Pathfinder Trust [Member]
Business Acquisition [Line Items]
Value of shares purchased | $		$ 36,000
Class B Ordinary Shares [Member]
Business Acquisition [Line Items]
Common stock, shares issued (in shares)							8,125,000	8,125,000
Common stock, shares outstanding (in shares)							8,125,000	8,125,000
New Movella Common Stock [Member]
Business Acquisition [Line Items]
Price per share (in dollars per share) | $ / shares | $ / shares		$ 11.5
Stock acquired, reverse recapitalization (in shares)		1
Issuance of common stock upon conversion (in shares)		266,880
Value of shares purchased | $		$ 58,000
Legacy Movella Common Stock [Member]
Business Acquisition [Line Items]
Stock, issued and outstanding (in shares)		71,077,736
Stock converted from notes, reverse recapitalization (in shares)		1,333,712
Issuance of common stock in connection with business combination, net (in shares)		56,438,820
Warrants outstanding (in shares)		546,056
Common stock, shares outstanding (in shares)		12,759,148
Legacy Movella Redeemable Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)		56,361,224
Pathfinder [Member] | Private Placement Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding (in shares)		4,250,000
Pathfinder [Member] | New Movella Warrants [Member]
Business Acquisition [Line Items]
Public Warrants Converted Reverse Recapitalization		6,500,000
Private warrants converted, reverse recapitalization (in shares)		4,250,000
Pathfinder [Member] | Public Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding (in shares)		6,500,000
Pathfinder [Member] | Class B Ordinary Shares [Member]
Business Acquisition [Line Items]
Stock, issued and outstanding, remaining shares (in shares)		4,100,000
Shares forfeited, reverse recapitalization (in shares)		4,025,000
Shares forfeited, reverse recapitalization, percent		50
Pathfinder [Member] | Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Stock Redeemed Reverse Recapitalization		29,145,292
Common stock, shares outstanding (in shares)		3,354,708
Pathfinder [Member] | New Movella Common Stock [Member]
Business Acquisition [Line Items]
Remaining stock converted, reverse recapitalization (in shares)		4,100,000
Stock converted, reverse recapitalization (in shares)		3,354,708
FP purchasers [Member] | FP VLN shares [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)		7,500,000
FP purchasers [Member] | Class A Ordinary Shares [Member]
Business Acquisition [Line Items]
Number of units issued by the company (in shares)			0
FP purchasers [Member] | New Movella Common Stock [Member]
Business Acquisition [Line Items]
Conversion of Stock, Shares Converted		1,000,000
Stock converted, reverse recapitalization (in shares)		7,500,000
Common stock, shares issued (in shares)		1,000,000
Note Purchase Agreement [Member] | FP purchasers [Member] | New Movella Common Stock [Member]
Business Acquisition [Line Items]
Number of units issued by the company (in shares)			7,500,000	7,500,000
Equity Grant Agreement [Member] | FP purchasers [Member] | New Movella Common Stock [Member]
Business Acquisition [Line Items]
Number of units issued by the company (in shares)				1,000,000
Other Related Parties [Member] | New Movella Warrants [Member]
Business Acquisition [Line Items]
Stock converted, reverse recapitalization (in shares)		34,738,600
Other Related Parties [Member] | Legacy Movella Warrants [Member]
Business Acquisition [Line Items]
Issuance of common stock upon conversion (in shares)		266,880
Other Related Parties [Member] | Legacy Movella Common Stock [Member]
Business Acquisition [Line Items]
Stock converted, reverse recapitalization (in shares)		6,235,917
Stock converted from redeemable convertible preferred stock, reverse recapitalization (in shares)		27,583,963
Convertible Promissory Notes To Sellers Of Kinduct [Member] | Affiliated Entity [Member]
Business Acquisition [Line Items]
Issuance of common stock upon conversion (in shares)		651,840